                                    MAS FUNDS

 Supplement dated May 13, 1998 to the MAS Funds' Institutional Class Prospectus containing the Cash Reserves, Fixed Income and Intermediate Duration Portfolios
                              dated March 20, 1998


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

--------------------------------------------------------------------------------

         Page 12 of the Prospectus is hereby amended to include Daniel M. Niland as a member of the Portfolio Management Team of the Cash Reserves Portfolio.

         Page 39 of the Prospectus is hereby amended to include the following description of Daniel M. Niland's business experience during the last five years:

Daniel M. Niland, Vice President, Morgan Stanley, joined Morgan Stanley in 1997. He served as Vice President/Portfolio Manager at J.P. Morgan & Co. from 1987-1996 and as Vice President/Senior Portfolio Manager at Citibank Global Asset Management from 1996-1997. He assumed responsibility for the Cash Reserves Portfolio in 1998.

--------------------------------------------------------------------------------

         Due to other responsibilities within the firm, Ellen D. Harvey has been removed as a member of the Cash Reserves Portfolio Management Team and Christian
G. Roth has been removed as a member of the Intermediate Duration Portfolio Management Team. Therefore, pages 12 and 14 of the Prospectus are hereby amended to reflect these changes.

--------------------------------------------------------------------------------

         The following portion of the Trustees and Officers section on page 43 of the Prospectus is hereby amended to read:

Joseph J. Kearns, Trustee; investment consultant; Chief Investment Officer, the
J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, the Ford Family Foundation.




                       PLEASE RETAIN FOR FUTURE REFERENCE